Equity affiliates, other investments and related parties - Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Related party transactions [abstract]
Number of people | employee	98,277	102,168	96,019
Direct or indirect compensation	$ 15,600	$ 13,400	$ 12,800
Pension expense	10,800	6,100	3,900
Share-based payments expense	6,500	5,300	3,500
Severance provision	119,700	104,700	96,700
Directors' fees	$ 1,440	$ 1,220	$ 1,340
Executive officers and members of the Board of Directors
Related party transactions [abstract]
Number of people | employee	15	14	14
Directors of corporate functions in Group Performance Management Committee
Related party transactions [abstract]
Number of people | employee	4	4	4